Trade and Other receivables - Summary of Trade Receivables and Other Current Assets (Detail) - EUR (€) € in Thousands	Jun. 30, 2022	Dec. 31, 2021
Disclosure of trade and other receivables [abstract]
Trade receivables	€ 466	€ 203
Advance deposits	210	246
Net Investment in Lease	81	219
Total Trade and Other receivables	757	668
Current Grant receivables (RCAs)	1,736	1,121
Current Grant receivables (Others)	1,078	274
Total Current Grant receivables	2,814	1,395
Prepaid expenses	1,069	1,688
VAT receivable	316	483
Income and other tax receivables	39	40
Total Other current assets	1,424	2,211
Total Trade receivables, current grant receivables and other current assets	€ 4,995	€ 4,274